Going concern	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Going Concern
Going concern

8. Going concern

The Company is a holding company and does not expect to generate operating revenues. Since incorporation, the Company’s activities have been limited to formation and corporate establishment matters. For the six-month ended June 30, 2026, the Company incurred a net income of $456, primarily attributable to interest income exceeding interest expense, resulting in net interest income. The Company will continue to incur ongoing corporate and reporting costs and will require funding from its shareholder(s) or other financing sources to meet its obligations as they fall due. These conditions indicate the existence of a material uncertainty that may cast significant doubt on the Company’s ability to continue as a going concern. The unaudited interim condensed financial statements have been prepared on a going concern basis and do not include any adjustments that might result from the outcome of this uncertainty.

8. Going concern

The Company is a holding company and does not expect to generate operating revenues. Since incorporation, the Company’s activities have been limited to formation and corporate establishment matters. For the year ended December 31, 2025, the Company incurred a net loss of $6,805, primarily attributable to organization and establishment costs. The Company will continue to incur ongoing corporate and reporting costs and will require funding from its shareholder(s) or other financing sources to meet its obligations as they fall due. These conditions indicate the existence of a material uncertainty that may cast significant doubt on the Company’s ability to continue as a going concern. The financial statements have been prepared on a going concern basis and do not include any adjustments that might result from the outcome of this uncertainty.